Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Real estate properties under development	$ 171,610	$ 52,460
Property, plant and equipment	27,442	36,976
Long lived assets	199,052	89,436
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Real estate properties under development	171,610	52,460
Property, plant and equipment	27,186	33,894
Hong Kong
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 256	$ 3,082